Leases - Summary of Quantitative Information about Right of Use Assets and Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use asset
Right-of-use assets	$ 5,183	$ 5,076	$ 6,917
Lease liabilities
Current	1,105	850
Non-current	4,886	5,303
Total	5,991	6,153	$ 7,675
Office buildings [Member]
Right-of-use asset
Right-of-use assets	$ 5,183	$ 5,076